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                         SIMPSON THACHER & BARTLETT LLP
                              425 LEXINGTON AVENUE
                            NEW YORK, N.Y. 10017-3954
                                 (212) 455-2000

                                    --------

                            FACSIMILE (212) 455-2502

DIRECT DIAL NUMBER                                                E-MAIL ADDRESS
212-455-3189                                                  ETOLLEY@STBLAW.COM




                                 April 12, 2006

Via FEDERAL EXPRESS and EdGAR

     Re:   Dresser-Rand Group Inc. --
           Amendment No. 2 to Registration Statement on
           Form S-1, File No.: 333-131300
           --------------------------------------------

Jay Mumford
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 6010
Washington, DC 20549


Dear Mr. Mumford:

On behalf of Dresser-Rand Group Inc. (the "Registrant"), we are filing Amendment No. 2 to the Registration Statement on Form S-1 (the "S-1 Registration Statement"). In a conversation among Jay Mumford, a member of the staff of the Securities and Exchange Commission (the "Staff") and Edward P. Tolley III and Lori E. Scher at Simpson Thacher & Bartlett LLP on March 15, 2006, we received four oral comments relating to Amendment No. 1 to the Registrant's Registration Statement on Form S-4, which was subsequently declared effective by the Staff, the first comment of which also related to Amendment No. 1 to the above-referenced Registration Statement on Form S-1 filed on March 3, 2006. The Registrant has included the language requested by the Staff in the first of such oral comments referenced in the letter dated March 16, 2006 from Edward P. Tolley III to Jay Mumford relating to the Form S-4 on page 18 of the S-1 Registration Statement. In a phone conversation between Jay Mumford and Edward
P. Tolley III on March 21, 2006, Jay Mumford confirmed that the Staff cleared all then-remaining comments, including the first comment, addressed in the March 16th letter. We have also revised the S-1 Registration Statement to include financial information for the year ended December 31, 2005 as well as information with respect to the underwriters.
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                                     * * * *

                  Please do not hesitate to contact me, at 212-455-3189, or Lori
E. Scher, at 212-455-2447, of this firm with any questions you may have regarding this filing.


                                         Very truly yours,


                                         /s/ Edward P. Tolley III
                                         ------------------------
                                         Edward P. Tolley III